Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Preferred Stock	Common Stock USD ($)	Additional Paid In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income/Loss USD ($)	Total Navios Holdings' Stockholders' Equity USD ($)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2008	$ 934,779		$ 10	$ 494,719	$ 333,669	$ (22,578)	$ 805,820	$ 128,959
Balance, Number of Shares at Dec. 31, 2008			100,488,784
Net income	70,964				67,934		67,934	3,030
Other comprehensive income/(loss):
- Unrealized holding gains/(losses) on investments in-available-for-sale securities	23,956					23,956	23,956
- Reclassification to earnings	13,778					13,778	13,778
Total comprehensive income	108,698						105,668	3,030
Contribution from noncontrolling shareholders	2,801							2,801
Acquisition of Hidronave S.A.	480							480
Acquisition of treasury shares (Note 17)	(717)		(1)	(717)			(717)
Acquisition/Repurchase of treasury shares (Note 17), Number of Shares			(331,900)
Issuance of Preferred Stock (Note 17)	35,127			35,127			35,127
Issuance of Preferred Stock (Note 17), Number of Shares		8,701
Conversion of Preferred Stock	2,448			2,448			2,448
Conversion of Preferred Stock, Number of Shares		(500)	357,142
Stock based compensation (Note 17)	2,152			2,152			2,152
Stock based compensation expenses (Note 17), Number of Shares			360,173
Dividends declared/paid	(25,018)				(25,018)		(25,018)
Balance at Dec. 31, 2009	1,060,750		10	533,729	376,585	15,156	925,480	135,270
Balance, Number of Shares at Dec. 31, 2009		8,201	100,874,199
Net income	145,269				145,757		145,757	(488)
Other comprehensive income/(loss):
- Unrealized holding gains/(losses) on investments in-available-for-sale securities	17,468					17,468	17,468
Total comprehensive income	162,737						163,225	(488)
Consolidation of Navios Acquisition	65,157							65,157
Navios Acquisition consultancy fees	5,619							5,619
Navios Acquisition - equity issuance and warrant exercise (net of $3,364 of program related expenses) including reallocation adjustments	26,585			(23,945)			(23,945)	50,530
Navios Acquisition - equity consideration for VLCC acquisition (Note 3)	10,744							10,744
Navios Acquisition - dividends paid	(1,120)							(1,120)
Navios Logistics - release of escrow shares (Note 3)	10,869							10,869
Navios Logistics dividends to noncontrolling shareholders	(470)							(470)
Navios Logistics - reallocation of noncontrolling interest	(19,501)							(19,501)
Navios Logistics - equity issuance	1,350							1,350
Acquisition of treasury shares (Note 17)	(49,016)			(49,016)			(49,016)
Acquisition/Repurchase of treasury shares (Note 17), Number of Shares		(13,132)
Issuance of Preferred Stock (Note 17)	67,633			67,633			67,633
Issuance of Preferred Stock (Note 17), Number of Shares		13,410
Stock based compensation (Note 17)	2,864			2,864			2,864
Stock based compensation expenses (Note 17), Number of Shares			689,567
Dividends declared/paid	(26,658)				(26,658)		(26,658)
Balance at Dec. 31, 2010	1,317,543		10	531,265	495,684	32,624	1,059,583	257,960
Balance, Number of Shares at Dec. 31, 2010		8,479	101,563,766
Net income	41,317				40,811		40,811	506
Other comprehensive income/(loss):
- Unrealized holding gains/(losses) on investments in-available-for-sale securities	(26,458)					(26,458)	(26,458)
Total comprehensive income	14,859						14,353	506
Navios Logistics - acquisition of noncontrolling interest (including transaction expenses) (Note 23)	(8,638)			6,925			6,925	(15,563)
Dividends paid by subsidiary to noncontrolling shareholders on common stock and preferred stock	(1,148)							(1,148)
Preferred stock dividends of subsidiary attributable to the noncontrolling interest	15							15
Navios Acquisition deconsolidation (Note 3)	(125,184)							(125,184)
Acquisition of treasury shares (Note 17)	(221)			(221)			(221)
Acquisition/Repurchase of treasury shares (Note 17), Number of Shares			(73,651)
Stock based compensation (Note 17)	4,613			4,613			4,613
Stock based compensation expenses (Note 17), Number of Shares			919,249
Dividends declared/paid	(26,147)				(26,147)		(26,147)
Balance at Dec. 31, 2011	$ 1,175,692		$ 10	$ 542,582	$ 510,348	$ 6,166	$ 1,059,106	$ 116,586
Balance, Number of Shares at Dec. 31, 2011		8,479	102,409,364